COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 472,663,508	$ 858,487,886	$ 919,719,752
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	8,028,764	13,356,755	20,415,660
Silicon raw materials [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments	$ 464,634,744	$ 845,131,131	$ 899,304,092